SHARE BASED COMPENSATION - Options Outstanding and Exercisable (Details)	12 Months Ended
Mar. 31, 2017 $ / shares shares
Options outstanding at the end of the period
Number of Shares | shares	2,451,067
Exercise Price per Share (in dollars per share) | $ / shares	$ 2.21
Remaining Contractual Life	7 years 11 months 16 days
Options exercisable as of the end of the period
Number of Shares | shares	916,337
Exercise Price per Share (in dollars per share) | $ / shares	$ 2.63
Remaining Contractual Life	6 years 5 months 12 days
Exercise price one
Options outstanding at the end of the period
Number of Shares | shares	74,000
Exercise Price per Share (in dollars per share) | $ / shares	$ 3.60
Remaining Contractual Life	6 months
Options exercisable as of the end of the period
Number of Shares | shares	74,000
Exercise Price per Share (in dollars per share) | $ / shares	$ 3.60
Remaining Contractual Life	6 months
Exercise price two
Options outstanding at the end of the period
Number of Shares | shares	100,000
Exercise Price per Share (in dollars per share) | $ / shares	$ 4.75
Remaining Contractual Life	9 months 29 days
Options exercisable as of the end of the period
Number of Shares | shares	100,000
Exercise Price per Share (in dollars per share) | $ / shares	$ 4.75
Remaining Contractual Life	9 months 29 days
Exercise price three
Options outstanding at the end of the period
Number of Shares | shares	7,607
Exercise Price per Share (in dollars per share) | $ / shares	$ 2.69
Remaining Contractual Life	1 year 10 months 28 days
Options exercisable as of the end of the period
Number of Shares | shares	7,607
Exercise Price per Share (in dollars per share) | $ / shares	$ 2.69
Remaining Contractual Life	1 year 10 months 28 days
Exercise price four
Options outstanding at the end of the period
Number of Shares | shares	1,469,460
Exercise Price per Share (in dollars per share) | $ / shares	$ 2.24
Remaining Contractual Life	7 years 10 months 10 days
Options exercisable as of the end of the period
Number of Shares | shares	734,730
Exercise Price per Share (in dollars per share) | $ / shares	$ 2.24
Remaining Contractual Life	7 years 10 months 10 days
Exercise price five
Options outstanding at the end of the period
Number of Shares | shares	800,000
Exercise Price per Share (in dollars per share) | $ / shares	$ 1.71
Remaining Contractual Life	9 years 9 months 18 days